Operating Leases and Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of Future Minimum Rental Payments	Future minimum rental payments under these lease agreements, including renewal options which are considered reasonably certain of exercise and inclusive of leases which have not yet commenced, consisted of the following at March 31, 2022 (
in thousands
):

Amount
Remainder of 2022	$8,381
2023	13,531
2024	13,440
2025	13,130
2026	12,556
Thereafter	139,501

Total	$200,539

Future minimum rental payments under these lease agreements, including renewal options which are considered reasonably certain of exercise, consisted of the following at December 31, 2021:

Amount
2022	$10,087
2023	10,028
2024	9,715
2025	9,374
2026	8,685
Thereafter	58,763
Total	$106,652